Stockholders' equity	12 Months Ended
Mar. 31, 2011
Stockholders' equity [Abstract]
Stockholders' equity

16.	Stockholders’ equity

(1)	Common stock:

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2009, 2010 and 2011 have resulted from the following:

Number of
shares

Balance at March 31, 2008	1,004,443,364
Exercise of stock acquisition rights	92,000

Balance at March 31, 2009	1,004,535,364
Exercise of stock acquisition rights	36,100

Balance at March 31, 2010	1,004,571,464
Exercise of stock acquisition rights	65,200

Balance at March 31, 2011	1,004,636,664

At March 31, 2011, 20,480,400 shares of common stock would be issued upon the conversion or exercise of all convertible bonds and stock acquisition rights outstanding.

Conversions of convertible bonds into common stock are accounted for in accordance with the provisions of the Companies Act of Japan (Kaishaho) and related regulations (collectively the “Companies Act”) by crediting approximately one-half of the conversion proceeds to the common stock account and the remainder to the additional paid-in capital account.

Sony Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act. No common stock had been acquired by the resolution of the Board of Directors during the fiscal years ended March 31, 2009, 2010 and 2011.

(2)	Retained earnings:

The amount of statutory retained earnings of Sony Corporation available for dividends to shareholders as of March 31, 2011 was 502,815 million yen. The appropriation of retained earnings for the fiscal year ended March 31, 2011, including cash dividends for the six-month period ended March 31, 2011, has been incorporated in the accompanying consolidated financial statements. This appropriation of retained earnings was approved at the meeting of the Board of Directors of Sony Corporation held on May 26, 2011 and was then recorded in the statutory books of account, in accordance with the Companies Act.

Retained earnings include Sony’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of 16,034 million yen and 30,809 million yen at March 31, 2010 and 2011, respectively.

(3)	Other comprehensive income:

Other comprehensive income for the fiscal years ended March 31, 2009, 2010 and 2011 were comprised of the following:

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2009:
Unrealized gains (losses) on securities, net —
Unrealized holding losses arising during the period*	(105,145)	40,198	(48,207)
Less : Reclassification adjustment included in net income	11,306	(3,958)	7,348
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(2,988)	1,059	(1,929)
Less : Reclassification adjustment included in net income	5,335	(1,619)	3,716
Pension liability adjustment*	(127,222)	51,527	(74,517)
Foreign currency translation adjustments —
Translation adjustments arising during the period	(250,085)	1,854	(248,231)
Less : Reclassification adjustment included in net income	534	—	534

Other comprehensive income (loss)	(468,265)	89,061	(361,286)

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2010:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*	74,501	(22,469)	33,502
Less : Reclassification adjustment included in net income	(1,896)	661	(1,235)
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding gains arising during the period	2,040	(415)	1,625
Less : Reclassification adjustment included in net income	(566)	489	(77)
Pension liability adjustment*	45,767	(22,074)	23,720
Foreign currency translation adjustments —
Translation adjustments arising during the period	4,583	(22)	4,561
Less : Reclassification adjustment included in net income	2,289	—	2,289

Other comprehensive income	126,718	(43,830)	64,385

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2011:
Unrealized gains (losses) on securities, net —
Unrealized holding losses arising during the period*	(42,311)	12,996	(25,445)
Less : Reclassification adjustment included in net income	21,548	(8,104)	13,444
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(662)	52	(610)
Less : Reclassification adjustment included in net income	(785)	(158)	(943)
Pension liability adjustment*	3,164	(6,463)	(3,176)
Foreign currency translation adjustments —
Translation adjustments arising during the period	(118,840)	1,256	(117,584)
Less : Reclassification adjustment included in net income	(832)	—	(832)

Other comprehensive income (loss)	(138,718)	(421)	(135,146)

*	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains (losses) and pension liability adjustment arising during the period.

During the fiscal years ended March 31, 2009, 2010 and 2011, losses of 534 million yen, 2,289 million yen and gains of 832 million yen, respectively, of foreign currency translation adjustments were transferred from other comprehensive income to net income as a result of the liquidation or sale of certain foreign subsidiaries.